PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 3,032	$ 9,093
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 363	$ 729